Short-Term Bank Loan	12 Months Ended
Dec. 31, 2023
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN

Note 12 — SHORT-TERM BANK LOAN

Short-term bank loan consists of the following loan:

	December 31, 2023	December 31, 2022
Loan from Bank of China (Due on March 22, 2023)	$—	$435,000
Loan from Bank of China (Due on March 21, 2024)	422,400	—
Total	$422,400	$435,000

On March 16, 2022, the Company signed a loan agreement with Bank of China (BOC) to obtain a one-year loan of RMB 3,000,000 with the term from March 23, 2022 to March 22, 2023. The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 0.05%. The Controlling Shareholder, Mr. Jiawen Miao, his wife Ms. Qing Lu and Mr. Fan Zhang jointly guaranteed the repayment of the loan. Pursuant to the agreement, Harden Machinery Ltd. is required to maintain a liability to asset ratio below 70% at all times during the loan period. The Company satisfied this financial covenant as of December 31, 2022. The Company repaid RMB 3,000,000 ($435,000) on March 22, 2023.

On March 17, 2023, the Company signed a loan agreement with Bank of China (BOC) to obtain a one-year loan of RMB 3,000,000 (approximately $422,400) with the term from March 22, 2023 to March 21, 2024. The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 0.05%. The Controlling Shareholder, Mr. Jiawen Miao, his wife Ms. Qing Lu and Mr. Fan Zhang jointly guaranteed the repayment of the loan. Pursuant to the agreement, the company is required to maintain a liability to asset ratio below 70% at all times during the loan period. The Company repaid the above loan on March 15, 2024.

On March 15, 2024, the Company obtained a loan of RMB 3,000,000 ($422,400) with a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center minus 0.15%, other terms unchanged. The loan will be mature on March 14, 2025.

Interest expense amounted to $21,800 and $13,142 for the years ended December 31, 2023 and 2022.